STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund

November 30, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 107.1%
Alabama - 1.7%
Black Belt Energy Gas District, Revenue Bonds (Project No. 4) Ser. A1	4.00	12/1/2025	5,000,000	[a]	5,581,008
Black Belt Energy Gas District, Revenue Bonds, Ser. A	4.00	7/1/2022	9,125,000	[a]	9,283,732
				14,864,740
Arizona - 3.0%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2024	870,000		956,878
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2023	800,000		854,119
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2022	500,000		516,818
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp.)	5.00	6/3/2024	7,000,000	[a]	7,738,675
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Refunding	5.00	1/1/2024	6,000,000		6,582,946
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Refunding	5.00	1/1/2023	6,000,000		6,311,748
The Yavapai County Industrial Development Authority, Revenue Bonds (Waste Management Project) Ser. A2	2.20	6/3/2024	3,350,000	[a]	3,476,999
				26,438,183
Arkansas - .3%
Arkansas Development Finance Authority, Revenue Bonds (Arkansas Division of Emergency Management Project)	4.00	6/1/2029	1,000,000		1,179,122
Arkansas Development Finance Authority, Revenue Bonds (Arkansas Division of Emergency Management Project)	5.00	6/1/2027	1,000,000		1,225,368
				2,404,490

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 107.1% (continued)
California - 8.4%
Bay Area Toll Authority, Revenue Bonds, Refunding, Ser. B	2.25	12/21/2021	7,500,000	[a]	7,513,430
California, GO, Refunding	5.00	12/1/2025	3,500,000		4,118,900
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2025	400,000		461,548
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	380,000		422,943
California Health Facilities Financing Authority, Revenue Bonds, Ser. D	5.00	11/1/2022	1,100,000	[a]	1,148,483
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	4.00	11/1/2025	1,025,000		1,156,484
California Pollution Control Financing Authority, Revenue Bonds, Refunding (American Water Capital Project)	0.60	9/1/2023	1,000,000	[a]	998,615
California Public Finance Authority, Revenue Bonds (ENSO Village Project) Ser. B3	2.13	11/15/2027	3,000,000	[b]	3,027,700
California Public Finance Authority, Revenue Bonds (Green Bond) (ENSO Village Project)	2.38	11/15/2028	1,000,000	[b]	1,011,081
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing)	4.00	1/1/2024	310,000		321,831
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing)	4.00	1/1/2025	440,000		469,196
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing)	4.00	1/1/2026	440,000		479,734
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2023	5,000,000		5,312,152
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2024	1,520,000		1,678,420
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2023	2,460,000		2,596,525
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2024	4,350,000		4,786,813
California Public Works Board, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2025	2,530,000	[c]	2,824,458
California Public Works Board, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2024	2,890,000	[c]	3,114,962

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 107.1% (continued)
California - 8.4% (continued)
California Public Works Board, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2023	2,645,000	[c]	2,740,358
Fairfield-Suisun Unified School District, GO, Refunding	4.00	8/1/2024	1,720,000		1,844,652
Fairfield-Suisun Unified School District, GO, Refunding	4.00	8/1/2023	1,175,000		1,223,756
Irvine, Special Assessment Bonds	0.03	9/2/2025	900,000	[d]	900,000
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. G	5.00	12/1/2024	1,500,000	[c]	1,661,043
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. G	5.00	12/1/2025	1,750,000	[c]	2,004,686
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. G	5.00	12/1/2022	1,000,000	[c]	1,022,592
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. G	5.00	12/1/2023	1,500,000	[c]	1,598,593
Mount Diablo Unified School District, GO, Refunding, Ser. B	4.00	8/1/2025	3,100,000	[c]	3,423,647
Mount Diablo Unified School District, GO, Refunding, Ser. B	4.00	8/1/2024	4,250,000	[c]	4,566,879
Mount Diablo Unified School District, GO, Refunding, Ser. B	4.00	8/1/2023	1,500,000	[c]	1,564,147
Patterson Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	6/1/2023	260,000		274,299
Patterson Public Financing Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	6/1/2022	250,000		254,671
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2024	4,825,000		5,309,854
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2023	3,000,000		3,176,513
Western Placer Unified School District, BAN	2.00	6/1/2025	1,000,000		1,021,726
				74,030,691
Colorado - 3.4%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (LOC; Northern Trust Company) Ser. F2	0.04	7/1/2041	2,500,000	[d]	2,500,000
Colorado Housing & Finance Authority, Revenue Bonds (Multi-Family Project) Ser. B2	1.35	2/1/2022	5,000,000		5,002,579

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 107.1% (continued)
Colorado - 3.4% (continued)
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Insured; Government National Mortgage Association Collateral) Ser. K	3.88	5/1/2050	2,690,000		2,949,193
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Insured; Government National Mortgage Association) Ser. B	3.00	5/1/2051	2,700,000		2,899,810
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	1,955,000		2,126,528
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2022	6,500,000	[a]	6,787,639
University of Colorado, Revenue Bonds, Refunding (Green Bond) Ser. C	2.00	10/15/2024	7,500,000	[a]	7,814,074
				30,079,823
Connecticut - 2.9%
Connecticut, GO, Ser. C	4.00	6/1/2023	400,000		422,370
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2026	200,000		231,854
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2023	165,000		173,833
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2024	340,000		371,356
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2022	500,000		510,596
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2025	600,000		670,533
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2023	550,000		580,953
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2024	650,000		707,499

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 107.1% (continued)
Connecticut - 2.9% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Yale University) Ser. A2	5.00	7/1/2022	11,960,000	[a]	12,295,565
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Yale University) Ser. C2	5.00	2/1/2023	5,000,000	[a]	5,278,095
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	4.00	11/15/2045	3,695,000		4,028,248
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. E-E3	1.63	11/15/2022	645,000	[a]	645,654
				25,916,556
District of Columbia - 2.5%
District of Columbia Water & Sewer Authority, Revenue Bonds, Ser. C	1.75	10/1/2024	21,000,000	[a]	21,659,469
Florida - 2.8%
Alachua County Health Facilities Authority, Revenue Bonds, Refunding (Shands Teaching Hospital & Clinics Obligated Group)	4.00	12/1/2023	1,100,000		1,177,685
Alachua County Health Facilities Authority, Revenue Bonds, Refunding (Shands Teaching Hospital & Clinics Obligated Group)	5.00	12/1/2024	1,900,000		2,152,319
Broward County Airport System, Revenue Bonds, Ser. A	5.00	10/1/2024	1,250,000		1,402,843
Broward County Airport System, Revenue Bonds, Ser. A	5.00	10/1/2022	1,250,000		1,298,840
Florida Housing Finance Corp., Revenue Bonds, Ser. A	1.25	2/1/2022	1,500,000	[a]	1,502,528
Florida Municipal Power Agency, Revenue Bonds, Refunding (St. Luice Project) Ser. B	5.00	10/1/2026	1,600,000		1,853,912
JEA Electric System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2023	800,000		868,801
Lake County School Board, COP, Refunding, Ser. B	5.00	6/1/2022	1,620,000	[e]	1,658,827
Palm Beach County Airport System, Revenue Bonds, Refunding	5.00	10/1/2022	710,000		738,106
Palm Beach County School District, COP, Refunding, Ser. A	5.00	8/1/2022	1,875,000		1,934,981

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 107.1% (continued)
Florida - 2.8% (continued)
State Board of Administration Finance Corp., Revenue Bonds, Ser. A	1.26	7/1/2025	10,000,000		9,994,284
				24,583,126
Georgia - 2.9%
Atlanta Department of Aviation, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2024	1,000,000		1,091,461
Atlanta Department of Aviation, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2023	1,500,000		1,576,929
Fayette County Hospital Authority, Revenue Bonds, Refunding (Piedmont Healthcare Obligated Group)	5.00	7/1/2024	2,000,000	[a]	2,185,108
Georgia Housing & Finance Authority, Revenue Bonds, Refunding, Ser. A2	3.75	12/1/2023	1,765,000		1,856,631
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2022	1,000,000		1,020,856
Main Street Natural Gas, Revenue Bonds, Ser. B	4.00	12/2/2024	2,600,000	[a]	2,859,206
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	12/1/2024	700,000		769,532
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	12/1/2025	1,000,000		1,125,054
The Burke County Development Authority, Revenue Bonds (Georgia Power Company Plant Vogtle Project)	2.25	5/25/2023	8,000,000	[a]	8,217,162
The Burke County Development Authority, Revenue Bonds (Georgia Power Company Plant Vogtle Project)	2.25	5/25/2023	5,000,000	[a]	5,132,378
				25,834,317
Hawaii - 1.7%
Honolulu City & County, GO (Honolulu Rail Transit Project) Ser. E	5.00	9/1/2023	5,000,000	[a]	5,344,137
Honolulu City & County, GO (Honolulu Rail Transit Project) Ser. E	5.00	9/1/2023	5,000,000	[a]	5,344,137
Honolulu City & County, GO, Refunding, Ser. A	5.00	11/1/2025	1,380,000		1,559,706
Honolulu City & County, GO, Refunding, Ser. A	5.00	11/1/2024	1,500,000		1,639,983
Honolulu City & County, GO, Refunding, Ser. A	5.00	11/1/2023	1,250,000		1,316,222
				15,204,185

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 107.1% (continued)
Illinois - 6.6%
Chicago II, GO, Refunding, Ser. A	3.00	1/1/2023	730,000		749,356
Chicago II, GO, Refunding, Ser. A	3.00	1/1/2024	850,000		891,460
Chicago II, GO, Refunding, Ser. A	3.00	1/1/2022	710,000		711,520
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2025	5,000,000		5,646,203
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2024	500,000		545,023
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2023	500,000		524,016
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2022	3,000,000	[e]	3,011,584
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2026	1,000,000		1,047,823
County Cook Il, GO, Refunding, Ser. B	4.00	11/15/2024	2,100,000		2,316,163
County Cook Il, GO, Refunding, Ser. B	4.00	11/15/2023	2,500,000		2,677,920
Illinois, GO	5.00	6/1/2024	5,000,000		5,543,136
Illinois, GO, Ser. A	5.00	3/1/2024	2,000,000		2,198,177
Illinois Finance Authority, Revenue Bonds (Northwestern Memorial Healthcare Obligated Group) Ser. B	5.00	12/15/2022	10,680,000	[a]	11,202,290
Illinois Finance Authority, Revenue Bonds, Refunding (Advocate Health Care Network Obligated Group)	5.00	8/1/2024	10,000,000	[e]	11,223,249
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B1	5.00	11/15/2024	2,750,000	[a]	3,049,682
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.00	10/1/2023	1,400,000		1,519,540
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.00	10/1/2025	3,500,000		4,087,650
Illinois Housing Development Authority, Revenue Bonds, Refunding (Homeowner Mortgage) (Insured; GNMA,FNMA,FHLMC) Ser. A2	3.15	8/1/2024	1,185,000		1,250,187
				58,194,979
Indiana - 1.7%
Columbus Multi School Building Corp., Revenue Bonds, Refunding (Bartholomew Consolidated School)	4.00	1/15/2024	1,140,000		1,222,888
Columbus Multi School Building Corp., Revenue Bonds, Refunding (Bartholomew Consolidated School)	4.00	7/15/2023	1,380,000		1,460,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 107.1% (continued)
Indiana - 1.7% (continued)
Indiana Finance Authority, Revenue Bonds, Refunding (Indianapolis Power & Light) Ser. B	0.95	4/1/2026	3,300,000	[a]	3,279,542
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System Obligated Group) (LOC; Wells Fargo Bank NA) Ser. B	0.02	11/1/2039	1,400,000	[d]	1,400,000
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System Obligated Group) (LOC; Wells Fargo Bank NA) Ser. D	0.02	11/1/2039	1,400,000	[d]	1,400,000
Whiting, Revenue Bonds (BP Products North America)	5.00	11/1/2022	6,000,000	[a]	6,257,721
				15,020,551
Iowa - .6%
Iowa Finance Authority, Revenue Bonds (Green Bond) (Gevo NW Iowa RNG) (LOC; Citibank NA)	1.50	4/1/2024	3,000,000	[a]	3,021,797
Iowa Higher Education Loan Authority, Revenue Bonds (Des Moines University Project)	5.00	10/1/2023	515,000		556,601
Iowa Higher Education Loan Authority, Revenue Bonds (Des Moines University Project)	5.00	10/1/2025	570,000		657,257
Iowa Higher Education Loan Authority, Revenue Bonds (Des Moines University Project)	5.00	10/1/2024	540,000		603,600
				4,839,255
Kentucky - .8%
Kentucky Property & Building Commission, Revenue Bonds (Project No. 122) Ser. A	5.00	11/1/2023	1,250,000		1,360,617
Kentucky Public Energy Authority, Revenue Bonds (Gas Supply) Ser. B	4.00	1/1/2025	1,500,000	[a]	1,647,533
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	6/1/2026	1,000,000	[a]	1,133,194
Owen County, Revenue Bonds, Refunding (Kentucky-American Water Obligated Group) Ser. 2020	0.70	9/1/2023	2,500,000	[a]	2,497,838
				6,639,182
Louisiana - .9%
Louisiana Gasoline & Fuels, Revenue Bonds, Refunding, Ser. A	0.60	5/1/2023	4,000,000	[a]	4,001,772

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 107.1% (continued)
Louisiana - .9% (continued)
Metropolitan Council of Baton Rouge & Parish of East Baton Rouge, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/2023	1,100,000		1,182,071
Metropolitan Council of Baton Rouge & Parish of East Baton Rouge, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/2025	1,100,000		1,275,474
Metropolitan Council of Baton Rouge & Parish of East Baton Rouge, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/2024	1,000,000		1,118,638
				7,577,955
Maine - .7%
Maine Housing Authority, Revenue Bonds, Ser. C	4.00	11/15/2050	2,450,000		2,672,719
Maine Housing Authority, Revenue Bonds, Ser. F	4.25	11/15/2048	2,780,000		3,035,947
				5,708,666
Maryland - 2.4%
Harford County, GO, Refunding, Ser. B	5.00	7/1/2023	6,125,000		6,588,356
Maryland, GO, Refunding, Ser. B	5.00	8/1/2022	5,000,000		5,161,317
Maryland Department of Transportation, Revenue Bonds, Refunding, Ser. 2022B	5.00	12/1/2026	3,250,000	[c]	3,753,045
Maryland Department of Transportation, Revenue Bonds, Refunding, Ser. 2022B	5.00	12/1/2025	3,000,000	[c]	3,364,352
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. B	0.05	4/1/2035	2,400,000	[d]	2,400,000
				21,267,070
Massachusetts - 3.1%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare) 1 Month MUNIPSA +.42%	0.47	1/27/2022	5,500,000	[a,f]	5,500,461
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2022	550,000		564,744

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 107.1% (continued)
Massachusetts - 3.1% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2023	300,000		324,291
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2022	275,000		285,603
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2024	720,000		808,038
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding	5.00	7/1/2022	3,000,000		3,082,206
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2022	2,000,000		2,053,376
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (University of Massachusetts) Ser. A	1.85	4/1/2022	5,000,000	[a]	5,026,950
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2023	350,000		375,551
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2022	500,000		513,671
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2024	500,000		556,069
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2023	5,000,000	[a]	5,250,835
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding	5.99	8/1/2023	2,600,000	[g]	2,759,662
				27,101,457
Michigan - 1.1%
Michigan Housing Development Authority, Revenue Bonds, Ser. A1	1.50	10/1/2022	965,000		966,012
Michigan Strategic Fund, Revenue Bonds (Consumers Energy Co.)	1.80	10/1/2024	6,650,000	[a]	6,843,885

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 107.1% (continued)
Michigan - 1.1% (continued)
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2026	450,000	542,266
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2024	570,000	645,184
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2023	225,000	245,249
				9,242,596
Minnesota - 1.1%
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2023	6,340,000	6,662,313
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. B	3.50	7/1/2050	1,335,000	1,446,419
Rochester Independent School District No. 535, COP, Ser. B	5.00	2/1/2022	1,560,000	1,572,337
				9,681,069
Missouri - 1.4%
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2025	650,000	734,100
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2024	1,000,000	1,093,317
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2023	700,000	738,886
Kansas City Industrial Development Authority, Revenue Bonds (Kansas City International Airport)	5.00	3/1/2025	1,740,000	1,977,997
Missouri Board of Public Buildings, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2026	2,000,000	2,060,341
Missouri Development Finance Board, Revenue Bonds, Refunding (The Nelson Gallery Foundation) Ser. A	3.00	12/1/2022	3,540,000	3,636,315

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 107.1% (continued)
Missouri - 1.4% (continued)
Missouri Housing Development Commission, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.50	11/1/2050	2,245,000		2,439,110
				12,680,066
Montana - .1%
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2025	325,000	[c]	367,652
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2024	400,000	[c]	437,822
				805,474
Nebraska - 1.1%
Nebraska Investment Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	9/1/2045	4,860,000		5,221,462
Nebraska Investment Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. E	3.75	9/1/2049	3,805,000		4,067,736
				9,289,198
Nevada - 2.0%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	6/15/2024	1,175,000		1,251,710
Clark County School District, GO, Refunding, Ser. A	5.00	6/15/2022	8,220,000		8,432,200
Washoe County, Revenue Bonds, Refunding (Sierra Pacific Power Co.)	2.05	4/15/2022	7,500,000	[a]	7,542,831
				17,226,741
New Hampshire - .7%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Waste Management) Ser. A3	2.15	7/1/2024	4,000,000	[a]	4,136,816
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Waste Management) Ser. A4	2.15	7/1/2024	2,000,000	[a]	2,068,408
				6,205,224
New Jersey - 7.3%
New Jersey, GO (COVID-19 Emergency Bond) Ser. A	4.00	6/1/2023	5,000,000		5,267,246

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 107.1% (continued)
New Jersey - 7.3% (continued)
New Jersey, GO (COVID-19 Emergency Bond) Ser. A	5.00	6/1/2024	6,000,000		6,674,591
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2023	1,500,000		1,537,000
New Jersey Economic Development Authority, Revenue Bonds, Refunding (American Water Co.) Ser. B	1.20	6/1/2023	2,500,000	[a]	2,519,882
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. N1	5.50	9/1/2025	1,250,000		1,475,582
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. GGG	5.25	9/1/2024	10,000,000	[b]	11,253,853
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2023	220,000		235,378
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2022	200,000		205,042
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2024	300,000		333,009
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2025	400,000		459,529
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Ser. H	3.00	10/1/2052	5,000,000		5,446,554
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2024	1,750,000		1,977,647
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2022	10,000,000		10,253,209
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.25	12/15/2021	10,000,000		10,018,155
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2025	5,125,000		5,782,276
The Bergen County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed) Ser. A	3.00	8/15/2022	1,000,000		1,019,137
				64,458,090

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 107.1% (continued)
New Mexico - .7%
New Mexico Municipal Energy Acquisition Authority, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2025	5,500,000	[a]	6,294,277
New York - 14.0%
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/15/2023	1,225,000		1,336,066
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/15/2022	875,000		917,791
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/15/2021	840,000		841,449
Cheektowaga Central School District, BAN, Refunding (Insured; State Aid Withholding)	2.00	11/18/2022	900,000		914,691
Long Island Power Authority, Revenue Bonds, Ser. B	1.65	9/1/2024	7,000,000	[a]	7,178,811
Metropolitan Transportation Authority, BAN, Ser. A	5.00	3/1/2022	10,000,000		10,117,229
Metropolitan Transportation Authority, BAN, Ser. A1	5.00	2/1/2023	10,000,000		10,535,969
Metropolitan Transportation Authority, BAN, Ser. D1	5.00	9/1/2022	5,000,000		5,174,473
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. A2	5.00	5/15/2024	2,200,000	[a]	2,432,084
New York City, GO (LOC; Mizuho Bank) Ser. A3	0.03	10/1/2040	1,200,000	[d]	1,200,000
New York City, GO (LOC; U.S. Bank NA) Ser. L4	0.02	4/1/2038	2,600,000	[d]	2,600,000
New York City, GO, Refunding, Ser. D	1.22	8/1/2026	3,920,000		3,884,283
New York City, GO, Ser. D3	5.00	2/1/2024	5,000,000	[a]	5,372,593
New York City Housing Development Corp., Revenue Bonds (LOC; Federal Housing Administration) Ser. D2	0.70	11/1/2024	2,000,000	[a]	2,003,803
New York City Housing Development Corp., Revenue Bonds (LOC; Federal Housing Administration) Ser. F2	0.60	7/1/2025	2,000,000	[a]	1,986,499
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.00	7/1/2023	4,100,000		4,388,501
New York City Industrial Development Agency, Revenue Bonds (LOC; Bank of America NA) Ser. B	0.04	5/1/2033	300,000	[d]	300,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 107.1% (continued)
New York - 14.0% (continued)
New York City Industrial Development Agency, Revenue Bonds (Yankee Stadium Project) (Insured; National Public Finance Guarantee Corp.)	6.25	3/1/2023	2,000,000	[g]	2,073,381
New York City Transitional Finance Authority, Revenue Bonds, Ser. E4	0.04	2/1/2045	5,000,000	[d]	5,000,000
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. F1A	0.05	6/15/2035	900,000	[d]	900,000
New York State Dormitory Authority, Revenue Bonds, Refunding (Rochester Institute of Technology) Ser. 2020A	5.00	7/1/2023	1,000,000		1,073,664
New York State Housing Finance Agency, Revenue Bonds (Green Bond) Ser. I	2.55	11/1/2022	1,390,000		1,418,376
New York State Housing Finance Agency, Revenue Bonds (Green Bond) Ser. I	2.65	5/1/2023	2,000,000		2,060,298
New York State Housing Finance Agency, Revenue Bonds (Insured; SONYMA) Ser. M2	0.75	11/1/2025	5,000,000		5,001,108
New York State Housing Finance Agency, Revenue Bonds (Insured; SONYMA, FNMA, FHLMC) Ser. N	1.50	11/1/2023	1,000,000		1,000,629
New York State Housing Finance Agency, Revenue Bonds (Insured; SONYMA, FNMA, FHLMC) Ser. O	1.45	5/1/2023	1,500,000		1,500,903
New York State Housing Finance Agency, Revenue Bonds, Ser. E	0.85	11/1/2024	1,250,000		1,250,390
New York State Housing Finance Agency, Revenue Bonds, Ser. E	0.95	5/1/2025	1,000,000		1,002,238
New York State Housing Finance Agency, Revenue Bonds, Ser. P	1.60	11/1/2024	5,000,000		5,004,379
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 186	3.95	4/1/2025	4,705,000		4,930,618
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 191	3.00	10/1/2024	1,000,000		1,045,144
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2024	1,000,000		1,122,613
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2023	1,300,000		1,409,474

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 107.1% (continued)
New York - 14.0% (continued)
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2027	1,425,000		1,544,680
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2026	1,625,000		1,765,815
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 226	5.00	10/15/2024	3,750,000		4,225,839
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 226	5.00	10/15/2023	2,710,000		2,941,295
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (LOC; U.S. Bank NA) Ser. 2005B-4C	0.02	1/1/2031	1,000,000	[d]	1,000,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A2	2.00	5/15/2024	14,375,000	[a]	14,902,627
				123,357,713
North Carolina - .1%
North Carolina Eastern Municipal Power Agency, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. B	6.00	1/1/2022	1,250,000		1,255,915
Ohio - 2.4%
Akron , Revenue Bonds, Refunding	4.00	12/1/2025	2,210,000	[c]	2,468,267
Akron , Revenue Bonds, Refunding	4.00	12/1/2023	3,100,000	[c]	3,287,395
Allen County Hospital Facilities, Revenue Bonds (Mercy Health) Ser. B	5.00	5/5/2022	3,000,000	[a]	3,058,619
American Municipal Power, Revenue Bonds, Refunding, A2	1.00	8/15/2024	2,000,000	[a]	2,025,717
Cincinnati School District, GO, Refunding (Insured; National Public Finance Guarantee Corp.)	5.25	12/1/2025	1,000,000		1,185,395
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) (LOC; PNC Bank NA) Ser. A	0.05	1/15/2046	1,900,000	[d]	1,900,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 107.1% (continued)
Ohio - 2.4% (continued)
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (Cleveland Clinic Health System Obligated Group)	5.00	1/1/2025	5,000,000	5,019,512
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. B	3.25	3/1/2050	1,975,000	2,133,830
				21,078,735
Oklahoma - 2.6%
The University of Oklahoma, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	1,860,000	1,996,401
The University of Oklahoma, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2024	1,955,000	2,179,572
The University of Oklahoma, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2025	1,815,000	2,094,560
Tulsa, GO	5.00	3/1/2023	5,000,000	5,300,046
Tulsa County Independent School District No. 1, GO, Ser. B	2.00	8/1/2024	5,000,000	5,209,021
Tulsa County Independent School District No. 1, GO, Ser. B	2.00	8/1/2025	6,150,000	6,470,234
				23,249,834
Oregon - 1.2%
Gilliam County, Revenue Bonds (Waste Management) Ser. A	2.40	5/2/2022	2,375,000	[a] 2,393,554
Gilliam County, Revenue Bonds (Waste Management) Ser. A	2.40	5/2/2022	2,500,000	[a] 2,503,978
Oregon Housing & Community Services Department, Revenue Bonds, Ser. C	3.00	1/1/2052	2,270,000	2,437,488
Oregon Housing & Community Services Department, Revenue Bonds, Ser. D	4.75	1/1/2050	3,080,000	3,376,165
				10,711,185
Pennsylvania - 3.7%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	5.00	7/15/2022	1,500,000	1,544,123
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. B	5.00	10/15/2024	705,000	795,536
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. B	5.00	10/15/2023	950,000	1,032,201
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2022	3,000,000	3,070,803

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 107.1% (continued)
Pennsylvania - 3.7% (continued)
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2022	1,000,000		1,015,960
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (AICUP Financing Program Gwynedd Mercy University Project)	4.00	5/1/2022	965,000	[a]	976,747
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Gwynedd Mercy University Project)	1.13	5/1/2023	1,250,000	[a]	1,250,135
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	5.00	9/1/2023	500,000		539,182
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	5.00	9/1/2022	600,000		620,653
Pennsylvania Economic Development Financing Authority, Revenue Bonds	0.74	6/15/2024	4,000,000		3,975,900
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project)	1.75	8/1/2024	5,000,000	[a]	5,129,077
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. B	5.00	8/15/2024	1,000,000		1,093,734
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. B	5.00	8/15/2023	1,000,000		1,055,167
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph's University)	4.00	11/1/2024	500,000		547,490
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph's University)	4.00	11/1/2022	225,000		232,084

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 107.1% (continued)
Pennsylvania - 3.7% (continued)
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C, 1 Month MUNIPSA +.65%	0.70	12/1/2023	3,000,000	[a,f]	3,021,963
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2023	1,100,000		1,189,623
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2023	5,000,000		5,407,375
				32,497,753
Rhode Island - 1.3%
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.00	10/1/2050	1,945,000		2,087,359
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.50	10/1/2050	2,510,000		2,727,896
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	0.45	10/1/2023	3,250,000	[a]	3,249,524
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Refunding, Ser. 75A	3.00	10/1/2051	3,000,000		3,239,711
				11,304,490
South Carolina - 1.2%
Patriots Energy Group Financing Agency, Revenue Bonds, Ser. A	4.00	2/1/2024	5,000,000	[a]	5,354,333
South Carolina Housing Finance & Development Authority, Revenue Bonds, Ser. B	3.25	1/1/2052	3,220,000		3,482,181
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2024	730,000	[c]	802,253
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2023	1,200,000	[c]	1,267,479
				10,906,246
Tennessee - .1%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	0.05	7/1/2034	1,240,000	[d]	1,240,000
Texas - 11.9%
Alvin Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	1.25	8/15/2022	1,000,000	[a]	1,006,954
Amarillo Drainage Utility , Revenue Bonds (Drainage Utility System)	5.00	8/15/2025	375,000		435,522
Amarillo Drainage Utility , Revenue Bonds (Drainage Utility System)	5.00	8/15/2024	370,000		415,241

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 107.1% (continued)
Texas - 11.9% (continued)
Austin Affordable Public Facility Corp., Revenue Bonds (Bridge at Turtle Creek)	0.42	12/1/2023	3,350,000	[a]	3,352,367
Austin Airport System, Revenue Bonds, Ser. B	5.00	11/15/2024	600,000		676,308
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program) Ser. T	0.75	8/15/2050	2,000,000	[a,b]	1,999,315
Dallas Fort Worth International Airport, Revenue Bonds, Refunding	5.00	11/1/2025	2,500,000		2,925,559
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2023	1,000,000		1,089,501
Dallas Housing Finance Corp., Revenue Bonds	1.25	7/1/2023	2,000,000	[a]	2,028,157
Denton Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	2.00	8/1/2023	5,000,000	[a]	5,135,760
El Paso, GO, Ser. B	5.00	8/15/2023	300,000	[c]	323,545
El Paso, GO, Ser. C	5.00	8/15/2024	500,000	[c]	560,825
El Paso, GO, Ser. C	5.00	8/15/2023	410,000	[c]	442,178
Fort Bend Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	1.95	8/1/2022	830,000	[a]	838,930
Fort Bend Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B	0.72	8/1/2026	2,000,000	[a]	1,997,307
Georgetown Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	2.75	8/1/2022	5,000,000	[a]	5,085,345
Georgetown Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.00	8/1/2023	5,000,000	[a]	5,132,387
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	1.59	10/1/2022	2,625,000		2,649,575
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	11/15/2022	1,310,000		1,358,492
Houston Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A2	2.25	6/1/2022	3,500,000	[a]	3,534,454

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 107.1% (continued)
Texas - 11.9% (continued)
Hutto Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. 2015	2.00	8/1/2025	2,000,000	[a]	2,095,954
Matagorda County Navigation District No. 1, Revenue Bonds, Refunding	0.90	9/1/2023	3,750,000	[a]	3,764,353
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	2,500,000		2,845,228
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2023	2,500,000		2,627,935
Pasadena Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	1.50	8/15/2024	4,000,000	[a]	4,103,587
Pflugerville Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	2.25	8/15/2022	3,450,000	[a]	3,500,161
Pflugerville Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.50	8/15/2023	9,725,000	[a]	10,065,188
San Antonio Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	1,230,000		1,321,217
San Antonio Airport System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	1,000,000		1,074,160
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding	1.75	12/1/2025	2,500,000	[a]	2,615,010
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding, Ser. 2019	2.75	12/1/2022	2,250,000	[a]	2,304,479
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding, Ser. B	2.00	12/1/2021	5,000,000	[a]	5,000,000
San Antonio Water System, Revenue Bonds, Ser. 2013-F	1.00	11/1/2026	1,275,000	[a]	1,286,787
Sherman Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.00	8/1/2023	4,400,000	[a]	4,516,501
Sherman Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.00	8/1/2023	600,000	[a,e]	616,494
Texas Department of Housing & Community Affairs, Revenue Bonds (FishPond Living at Corpus Christi)	0.50	6/1/2023	2,000,000	[a]	2,003,476

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 107.1% (continued)
Texas - 11.9% (continued)
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2025	875,000		1,015,804
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2024	625,000		704,520
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2022	500,000		523,435
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds, Refunding	5.00	12/15/2023	750,000		816,398
Travis County, GO, Refunding	5.00	3/1/2023	1,100,000		1,113,066
University of Houston, Revenue Bonds, Refunding, Ser. A	5.00	2/15/2022	10,000,000		10,099,263
				105,000,738
U.S. Related - .7%
Antonio B. Won International Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2023	825,000		893,572
Antonio B. Won International Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2022	1,000,000		1,038,190
Puerto Rico Highways & Transportation Authority, TRAN, Ser. K	5.00	12/31/2049	2,885,000	[h]	1,702,150
Puerto Rico Housing Finance Authority, Revenue Bonds, Refunding (Puerto Rico Public Housing Project)	5.00	12/1/2023	2,500,000		2,713,133
				6,347,045
Utah - .4%
Utah County, Revenue Bonds (IHC Health Services Obligated Group) Ser. B	5.00	8/1/2024	3,000,000	[a]	3,361,691
Virginia - 1.6%
Charles City County Economic Development Authority, Revenue Bonds (Waste Management)	2.40	5/2/2022	1,750,000	[a]	1,763,671
Gloucester County Economic Development Authority, Revenue Bonds (Waste Management) Ser. A	2.40	5/2/2022	1,500,000	[a]	1,511,718
Sussex County Industrial Development Authority, Revenue Bonds (Waste Management) Ser. A	2.40	5/2/2022	1,750,000	[a]	1,763,671
Virginia Port Authority Commonwealth Port Fund, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2024	1,250,000		1,391,196

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 107.1% (continued)
Virginia - 1.6% (continued)
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (Virginia State University Real Estate Foundation) (LOC; Bank of America NA)	0.05	7/1/2030	400,000	[d]	400,000
Westmoreland County Industrial Development Authority, BAN	2.00	6/1/2022	7,500,000		7,507,207
				14,337,463
Washington - 2.3%
Everett Housing Authority, Revenue Bonds	0.30	9/1/2023	1,000,000	[a]	997,742
King County Housing Authority, Revenue Bonds, Refunding	2.00	10/1/2023	100,000		102,474
King County Housing Authority, Revenue Bonds, Refunding	2.00	10/1/2022	100,000		101,236
King County Housing Authority, Revenue Bonds, Refunding	3.00	10/1/2025	150,000		161,875
King County Housing Authority, Revenue Bonds, Refunding	3.00	10/1/2024	100,000		106,219
King County Housing Authority, Revenue Bonds, Refunding	4.00	10/1/2026	150,000		170,724
Seattle Housing Authority, Revenue Bonds (LAM BOW Apartments Project)	1.25	6/1/2024	1,500,000		1,510,184
University of Washington, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2022	1,500,000		1,524,144
University of Washington, Revenue Bonds, Ser. A	5.00	5/1/2022	7,575,000	[a]	7,594,962
Vancouver Housing Authority, Revenue Bonds (Anthem Park & Columbia Housing Project)	2.00	6/1/2023	5,000,000		5,031,825
Washington, GO, Refunding, Ser. R-2021A	5.00	6/1/2022	1,110,000		1,136,818
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	12/1/2024	200,000	[b]	226,304
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	12/1/2025	275,000	[b]	321,366
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	12/1/2022	250,000	[b]	261,752

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 107.1% (continued)
Washington - 2.3% (continued)
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	12/1/2023	250,000	[b]	272,516
Whatcom County School District No. 502, GO (Insured; School Board Guaranty)	3.00	12/1/2023	1,015,000		1,069,230
				20,589,371
Wisconsin - 1.7%
Howard, NAN	4.00	12/1/2022	5,000,000		5,015,141
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. B5	5.00	12/3/2024	5,000,000	[a]	5,665,057
Wisconsin Housing & Economic Development Authority, Revenue Bonds, Refunding, Ser. B	0.40	11/1/2023	2,000,000	[a]	1,998,241
Wisconsin Housing & Economic Development Authority, Revenue Bonds, Refunding, Ser. B	0.50	11/1/2024	2,000,000	[a]	1,995,894
				14,674,333
Total Long-Term Municipal Investments (cost $936,736,365)			943,159,942

Short-Term Municipal Investments - 1.6%
California - .6%
California Public Finance Authority, Revenue Bonds, Refunding (O'Connor Woods Housing)	4.00	1/1/2023	200,000		201,601
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2022	3,355,000		3,413,654
Mount Diablo Unified School District, GO, Refunding, Ser. B	4.00	8/1/2022	1,300,000		1,311,011
				4,926,266
Missouri - .1%
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2022	1,000,000		1,011,002
New York - .9%
East Ramapo Central School District, GO (Insured; State Aid Withholding)	1.25	5/5/2022	1,250,000		1,254,307
East Ramapo Central School District, GO (Insured; State Aid Withholding)	1.25	5/5/2022	1,600,000		1,605,512

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Short-Term Municipal Investments - 1.6% (continued)
New York - .9% (continued)
East Ramapo Central School District, RAN (Insured; State Aid Withholding) Ser. B	1.00	5/5/2022	5,500,000	5,513,080
				8,372,899
Washington - .0%
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance Obligated Group)	5.00	12/1/2021	200,000	[b] 200,000
Total Short-Term Municipal Investments (cost $14,506,078)			14,510,167
Total Investments (cost $951,242,443)			108.7%	957,670,109
Liabilities, Less Cash and Receivables			(8.7%)	(76,599,052)
Net Assets			100.0%	881,071,057

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, these securities were valued at $18,573,887 or 2.11% of net assets.

c Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of November 30, 2021.

d The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

f Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

g Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

h Non-income producing—security in default.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund

November 30, 2021 (Unaudited)

The following is a summary of the inputs used as of November 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Municipal Securities	-	957,670,109	-	957,670,109

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2021, accumulated net unrealized appreciation on investments was $6,427,666, consisting of $8,892,898 gross unrealized appreciation and $2,465,232 gross unrealized depreciation.

At November 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.